Insurance and reinsurance contracts - Additional analysis of insurance and reinsurance contract balances by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Insurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	$ 146,252	$ 138,691
Insurance service result	(2,836)	(2,595)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	337	295
Other net finance (income) expense	14,275	3,859
Total net finance (income) expense from insurance and reinsurance contracts	14,612	4,154
Total amount recognised in income statement	11,776	1,559
Effect of movements in exchange rates	3,936	(1,763)
Total amount recognised in comprehensive income	15,712	(204)
Cash flows
Total cash flows	10,888	8,058
Other changes note (iii)	(122)	(293)
Net liabilities (assets) at 31 Dec	172,730	146,252
Insurance | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	169,272	160,626
Insurance service result	(3,078)	(2,786)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	642	649
Other net finance (income) expense	15,265	5,402
Total net finance (income) expense from insurance and reinsurance contracts	15,907	6,051
Total amount recognised in income statement	12,829	3,265
Effect of movements in exchange rates	4,407	(2,395)
Total amount recognised in comprehensive income	17,236	870
Cash flows
Total cash flows	11,229	8,070
Other changes note (iii)	(122)	(294)
Net liabilities (assets) at 31 Dec	197,615	169,272
Insurance | Including Joint Ventures And Associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	15,685	14,833
Insurance service result	(117)	(104)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	224	286
Other net finance (income) expense	508	811
Total net finance (income) expense from insurance and reinsurance contracts	732	1,097
Total amount recognised in income statement	615	993
Effect of movements in exchange rates	730	(439)
Total amount recognised in comprehensive income	1,345	554
Cash flows
Total cash flows	466	298
Net liabilities (assets) at 31 Dec	17,496	15,685
Insurance | Including Joint Ventures And Associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	72,594	70,073
Insurance service result	(1,148)	(971)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(24)	2
Other net finance (income) expense	8,207	(1,792)
Total net finance (income) expense from insurance and reinsurance contracts	8,183	(1,790)
Total amount recognised in income statement	7,035	(2,761)
Effect of movements in exchange rates	(122)	376
Total amount recognised in comprehensive income	6,913	(2,385)
Cash flows
Total cash flows	5,736	4,907
Other changes note (iii)	(1)	(1)
Net liabilities (assets) at 31 Dec	85,242	72,594
Insurance | Including Joint Ventures And Associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	2,650	3,142
Insurance service result	(188)	(213)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	42	48
Other net finance (income) expense	247	54
Total net finance (income) expense from insurance and reinsurance contracts	289	102
Total amount recognised in income statement	101	(111)
Effect of movements in exchange rates	(92)	(134)
Total amount recognised in comprehensive income	9	(245)
Cash flows
Total cash flows	(6)	(245)
Other changes note (iii)	0	(2)
Net liabilities (assets) at 31 Dec	2,653	2,650
Insurance | Including Joint Ventures And Associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	9,585	8,394
Insurance service result	(308)	(290)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	112	94
Other net finance (income) expense	375	857
Total net finance (income) expense from insurance and reinsurance contracts	487	951
Total amount recognised in income statement	179	661
Effect of movements in exchange rates	1,011	252
Total amount recognised in comprehensive income	1,190	913
Cash flows
Total cash flows	397	279
Other changes note (iii)	1	(1)
Net liabilities (assets) at 31 Dec	11,173	9,585
Insurance | Including Joint Ventures And Associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	40,210	37,419
Insurance service result	(688)	(683)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	36	7
Other net finance (income) expense	4,277	3,672
Total net finance (income) expense from insurance and reinsurance contracts	4,313	3,679
Total amount recognised in income statement	3,625	2,996
Effect of movements in exchange rates	2,536	(1,321)
Total amount recognised in comprehensive income	6,161	1,675
Cash flows
Total cash flows	2,232	1,170
Other changes note (iii)	(54)	(54)
Net liabilities (assets) at 31 Dec	48,549	40,210
Insurance | Including Joint Ventures And Associates | Growth markets and other note
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	28,548	26,765
Insurance service result	(629)	(525)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	252	212
Other net finance (income) expense	1,651	1,800
Total net finance (income) expense from insurance and reinsurance contracts	1,903	2,012
Total amount recognised in income statement	1,274	1,487
Effect of movements in exchange rates	344	(1,129)
Total amount recognised in comprehensive income	1,618	358
Cash flows
Total cash flows	2,404	1,661
Other changes note (iii)	(68)	(236)
Net liabilities (assets) at 31 Dec	32,502	28,548
Insurance | Best estimate liabilities (BEL)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	123,376	116,163
Insurance service result	(4,950)	(2,974)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(4)	(24)
Other net finance (income) expense	14,215	3,849
Total net finance (income) expense from insurance and reinsurance contracts	14,211	3,825
Total amount recognised in income statement	9,261	851
Effect of movements in exchange rates	3,287	(1,423)
Total amount recognised in comprehensive income	12,548	(572)
Cash flows
Total cash flows	10,888	8,058
Other changes note (iii)	(122)	(273)
Net liabilities (assets) at 31 Dec	146,690	123,376
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	144,068	135,675
Insurance service result	(5,207)	(3,010)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	212	243
Other net finance (income) expense	15,204	5,367
Total net finance (income) expense from insurance and reinsurance contracts	15,416	5,610
Total amount recognised in income statement	10,209	2,600
Effect of movements in exchange rates	3,681	(2,003)
Total amount recognised in comprehensive income	13,890	597
Cash flows
Total cash flows	11,229	8,070
Other changes note (iii)	(122)	(274)
Net liabilities (assets) at 31 Dec	169,065	144,068
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	14,033
Cash flows
Net liabilities (assets) at 31 Dec	15,709	14,033
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	63,056
Cash flows
Net liabilities (assets) at 31 Dec	73,749	63,056
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	1,839
Cash flows
Net liabilities (assets) at 31 Dec	1,805	1,839
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	7,032
Cash flows
Net liabilities (assets) at 31 Dec	8,328	7,032
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	34,235
Cash flows
Net liabilities (assets) at 31 Dec	42,039	34,235
Insurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | Growth markets and other note
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	23,873
Cash flows
Net liabilities (assets) at 31 Dec	27,435	23,873
Insurance | Risk adjustment for non-financial risk (RA)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	2,446	2,344
Insurance service result	124	111
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	45	49
Other net finance (income) expense	99	3
Total net finance (income) expense from insurance and reinsurance contracts	144	52
Total amount recognised in income statement	268	163
Effect of movements in exchange rates	86	(41)
Total amount recognised in comprehensive income	354	122
Cash flows
Other changes note (iii)	0	(20)
Net liabilities (assets) at 31 Dec	2,800	2,446
Insurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	2,743	2,599
Insurance service result	139	124
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	54	56
Other net finance (income) expense	100	28
Total net finance (income) expense from insurance and reinsurance contracts	154	84
Total amount recognised in income statement	293	208
Effect of movements in exchange rates	96	(44)
Total amount recognised in comprehensive income	389	164
Cash flows
Other changes note (iii)		(20)
Net liabilities (assets) at 31 Dec	3,132	2,743
Insurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	168
Cash flows
Net liabilities (assets) at 31 Dec	184	168
Insurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	698
Cash flows
Net liabilities (assets) at 31 Dec	836	698
Insurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	189
Cash flows
Net liabilities (assets) at 31 Dec	157	189
Insurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	418
Cash flows
Net liabilities (assets) at 31 Dec	515	418
Insurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	815
Cash flows
Net liabilities (assets) at 31 Dec	952	815
Insurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates | Growth markets and other note
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	455
Cash flows
Net liabilities (assets) at 31 Dec	488	455
Insurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	20,430	20,184
Insurance service result	1,990	268
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	296	270
Other net finance (income) expense	(39)	7
Total net finance (income) expense from insurance and reinsurance contracts	257	277
Total amount recognised in income statement	2,247	545
Effect of movements in exchange rates	563	(299)
Total amount recognised in comprehensive income	2,810	246
Cash flows
Net liabilities (assets) at 31 Dec	23,240	20,430
Insurance | Contractual service margin (CSM) | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	22,461	22,352
Insurance service result	1,990	100
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	376	350
Other net finance (income) expense	(39)	7
Total net finance (income) expense from insurance and reinsurance contracts	337	357
Total amount recognised in income statement	2,327	457
Effect of movements in exchange rates	630	(348)
Total amount recognised in comprehensive income	2,957	109
Cash flows
Net liabilities (assets) at 31 Dec	25,418	22,461
Insurance | Contractual service margin (CSM) | Including Joint Ventures And Associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	1,484
Cash flows
Net liabilities (assets) at 31 Dec	1,603	1,484
Insurance | Contractual service margin (CSM) | Including Joint Ventures And Associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	8,840
Cash flows
Net liabilities (assets) at 31 Dec	10,657	8,840
Insurance | Contractual service margin (CSM) | Including Joint Ventures And Associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	622
Cash flows
Net liabilities (assets) at 31 Dec	691	622
Insurance | Contractual service margin (CSM) | Including Joint Ventures And Associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	2,135
Cash flows
Net liabilities (assets) at 31 Dec	2,330	2,135
Insurance | Contractual service margin (CSM) | Including Joint Ventures And Associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	5,160
Cash flows
Net liabilities (assets) at 31 Dec	5,558	5,160
Insurance | Contractual service margin (CSM) | Including Joint Ventures And Associates | Growth markets and other note
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	4,220
Cash flows
Net liabilities (assets) at 31 Dec	4,579	4,220
Reinsurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(2,854)	(1,275)
Insurance service result	212	302
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(151)	(109)
Other net finance (income) expense	310	447
Total net finance (income) expense from insurance and reinsurance contracts	159	338
Total amount recognised in income statement	371	640
Effect of movements in exchange rates	(45)	9
Total amount recognised in comprehensive income	326	649
Cash flows
Total cash flows	(238)	(2,225)
Other changes note (iii)	0	(3)
Net liabilities (assets) at 31 Dec	(2,766)	(2,854)
Reinsurance | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(2,998)	(1,390)
Insurance service result	229	306
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(158)	(116)
Other net finance (income) expense	311	443
Total net finance (income) expense from insurance and reinsurance contracts	153	327
Total amount recognised in income statement	382	633
Effect of movements in exchange rates	(38)	10
Total amount recognised in comprehensive income	344	643
Cash flows
Total cash flows	(237)	(2,248)
Other changes note (iii)	0	(3)
Net liabilities (assets) at 31 Dec	(2,891)	(2,998)
Reinsurance | Including Joint Ventures And Associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(22)	(21)
Insurance service result	7	5
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(1)	(1)
Other net finance (income) expense	1	1
Total net finance (income) expense from insurance and reinsurance contracts	0	0
Total amount recognised in income statement	7	5
Effect of movements in exchange rates	(1)	2
Total amount recognised in comprehensive income	6	7
Cash flows
Total cash flows	0	(8)
Net liabilities (assets) at 31 Dec	(16)	(22)
Reinsurance | Including Joint Ventures And Associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(2,042)	(1,389)
Insurance service result	182	279
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(99)	(79)
Other net finance (income) expense	259	472
Total net finance (income) expense from insurance and reinsurance contracts	160	393
Total amount recognised in income statement	342	672
Effect of movements in exchange rates	5	(11)
Total amount recognised in comprehensive income	347	661
Cash flows
Total cash flows	(216)	(1,314)
Other changes note (iii)	0	0
Net liabilities (assets) at 31 Dec	(1,911)	(2,042)
Reinsurance | Including Joint Ventures And Associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	15	9
Insurance service result	7	8
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	1	0
Other net finance (income) expense	(6)	(1)
Total net finance (income) expense from insurance and reinsurance contracts	(5)	(1)
Total amount recognised in income statement	2	7
Effect of movements in exchange rates	0	(1)
Total amount recognised in comprehensive income	2	6
Cash flows
Total cash flows	(23)	0
Other changes note (iii)	1	0
Net liabilities (assets) at 31 Dec	(5)	15
Reinsurance | Including Joint Ventures And Associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	17	25
Insurance service result	4	12
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	2	1
Other net finance (income) expense	0	0
Total net finance (income) expense from insurance and reinsurance contracts	2	1
Total amount recognised in income statement	6	13
Effect of movements in exchange rates	0	1
Total amount recognised in comprehensive income	6	14
Cash flows
Total cash flows	(8)	(22)
Other changes note (iii)	0	0
Net liabilities (assets) at 31 Dec	15	17
Reinsurance | Including Joint Ventures And Associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(917)	6
Insurance service result	(2)	(11)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(55)	(32)
Other net finance (income) expense	47	(23)
Total net finance (income) expense from insurance and reinsurance contracts	(8)	(55)
Total amount recognised in income statement	(10)	(66)
Effect of movements in exchange rates	(53)	18
Total amount recognised in comprehensive income	(63)	(48)
Cash flows
Total cash flows	35	(875)
Other changes note (iii)	0	0
Net liabilities (assets) at 31 Dec	(945)	(917)
Reinsurance | Including Joint Ventures And Associates | Growth markets and other note
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(49)	(20)
Insurance service result	31	13
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(6)	(5)
Other net finance (income) expense	10	(6)
Total net finance (income) expense from insurance and reinsurance contracts	4	(11)
Total amount recognised in income statement	35	2
Effect of movements in exchange rates	11	1
Total amount recognised in comprehensive income	46	3
Cash flows
Total cash flows	(25)	(29)
Other changes note (iii)	(1)	(3)
Net liabilities (assets) at 31 Dec	(29)	(49)
Reinsurance | Best estimate liabilities (BEL)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(2,201)	7
Insurance service result	268	(357)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(114)	(73)
Other net finance (income) expense	331	435
Total net finance (income) expense from insurance and reinsurance contracts	217	362
Total amount recognised in income statement	485	5
Effect of movements in exchange rates	(59)	15
Total amount recognised in comprehensive income	426	20
Cash flows
Total cash flows	(238)	(2,225)
Other changes note (iii)	0	(3)
Net liabilities (assets) at 31 Dec	(2,013)	(2,201)
Reinsurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(2,322)	(93)
Insurance service result	205	(348)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(121)	(80)
Other net finance (income) expense	332	432
Total net finance (income) expense from insurance and reinsurance contracts	211	352
Total amount recognised in income statement	416	4
Effect of movements in exchange rates	(56)	18
Total amount recognised in comprehensive income	360	22
Cash flows
Total cash flows	(237)	(2,248)
Other changes note (iii)	0	(3)
Net liabilities (assets) at 31 Dec	(2,199)	(2,322)
Reinsurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	3
Cash flows
Net liabilities (assets) at 31 Dec	(85)	3
Reinsurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(1,220)
Cash flows
Net liabilities (assets) at 31 Dec	(977)	(1,220)
Reinsurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	11
Cash flows
Net liabilities (assets) at 31 Dec	3	11
Reinsurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	15
Cash flows
Net liabilities (assets) at 31 Dec	10	15
Reinsurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(1,169)
Cash flows
Net liabilities (assets) at 31 Dec	(1,212)	(1,169)
Reinsurance | Best estimate liabilities (BEL) | Including Joint Ventures And Associates | Growth markets and other note
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	38
Cash flows
Net liabilities (assets) at 31 Dec	62	38
Reinsurance | Risk adjustment for non-financial risk (RA)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(143)	63
Insurance service result	(40)	(205)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(7)	(6)
Other net finance (income) expense	(17)	5
Total net finance (income) expense from insurance and reinsurance contracts	(24)	(1)
Total amount recognised in income statement	(64)	(206)
Effect of movements in exchange rates	(2)
Total amount recognised in comprehensive income	(66)	(206)
Cash flows
Net liabilities (assets) at 31 Dec	(209)	(143)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(175)	43
Insurance service result	(78)	(214)
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(9)	(7)
Other net finance (income) expense	(17)	3
Total net finance (income) expense from insurance and reinsurance contracts	(26)	(4)
Total amount recognised in income statement	(104)	(218)
Effect of movements in exchange rates	0	0
Total amount recognised in comprehensive income	(104)	(218)
Cash flows
Other changes note (iii)		0
Net liabilities (assets) at 31 Dec	(279)	(175)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(3)
Cash flows
Net liabilities (assets) at 31 Dec	(39)	(3)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(84)
Cash flows
Net liabilities (assets) at 31 Dec	(142)	(84)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(8)
Cash flows
Net liabilities (assets) at 31 Dec	(9)	(8)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(12)
Cash flows
Net liabilities (assets) at 31 Dec	(14)	(12)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(15)
Cash flows
Net liabilities (assets) at 31 Dec	(17)	(15)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including Joint Ventures And Associates | Growth markets and other note
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(53)
Cash flows
Net liabilities (assets) at 31 Dec	(58)	(53)
Reinsurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(510)	(1,345)
Insurance service result	(16)	864
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(30)	(30)
Other net finance (income) expense	(4)	7
Total net finance (income) expense from insurance and reinsurance contracts	(34)	(23)
Total amount recognised in income statement	(50)	841
Effect of movements in exchange rates	16	(6)
Total amount recognised in comprehensive income	(34)	835
Cash flows
Net liabilities (assets) at 31 Dec	(544)	(510)
Reinsurance | Contractual service margin (CSM) | Including Joint Ventures And Associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(501)	(1,340)
Insurance service result	102	868
Net finance (income) expense
Accretion of interest on GMM contracts note (i)	(28)	(29)
Other net finance (income) expense	(4)	8
Total net finance (income) expense from insurance and reinsurance contracts	(32)	(21)
Total amount recognised in income statement	70	847
Effect of movements in exchange rates	18	(8)
Total amount recognised in comprehensive income	88	839
Cash flows
Net liabilities (assets) at 31 Dec	(413)	(501)
Reinsurance | Contractual service margin (CSM) | Including Joint Ventures And Associates | Mainland China
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(22)
Cash flows
Net liabilities (assets) at 31 Dec	108	(22)
Reinsurance | Contractual service margin (CSM) | Including Joint Ventures And Associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(738)
Cash flows
Net liabilities (assets) at 31 Dec	(792)	(738)
Reinsurance | Contractual service margin (CSM) | Including Joint Ventures And Associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	12
Cash flows
Net liabilities (assets) at 31 Dec	1	12
Reinsurance | Contractual service margin (CSM) | Including Joint Ventures And Associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	14
Cash flows
Net liabilities (assets) at 31 Dec	19	14
Reinsurance | Contractual service margin (CSM) | Including Joint Ventures And Associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	267
Cash flows
Net liabilities (assets) at 31 Dec	284	267
Reinsurance | Contractual service margin (CSM) | Including Joint Ventures And Associates | Growth markets and other note
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net liabilities (assets) at 1 Jan	(34)
Cash flows
Net liabilities (assets) at 31 Dec	$ (33)	$ (34)